Note 34 Fee and commission income (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Fee and commission income [Line Items]
Bills receivables	€ 10	€ 10
Demand Account	157	150
Credit and Debit Cards	3,433	3,273
Checks	71	86
Transfers and other payment orders	464	455
Insurance product commissions	257	224
Loan commitments given fee and commission income	173	169
Other Commitments And Financial Guarantees Given	264	258
Portfolio and other management fee income	864	793
Brokerage fee income	196	184
Custody securities income	107	105
Other fee and commission income	519	441
Fee and commission income	€ 6,514	€ 6,149